INCOME TAXES - Principal Components of Net Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Future policy benefits payable	$ 355	$ 200
Benefits payable	196	267
Compensation and other accrued expenses	153	130
Net operating loss carryforward	52	47
Deferred acquisition costs	72	64
Unearned revenues	18	22
Investment securities	12	0
Other	6	13
Total deferred income tax assets	864	743
Valuation allowance	(49)	(42)
Total deferred income tax assets, net of valuation allowance	815	701
Depreciable property and intangible assets	(363)	(363)
Prepaid expenses	(53)	(45)
Investment securities	0	(37)
Total deferred income tax liabilities	(416)	(445)
Total net deferred income tax assets	399	256
Other long-term assets	$ 399	$ 256